Consolidated Statements of Members' Equity - USD ($) $ in Millions	Total	Common Class A Units	Common Class A-1 Units	Common Class B Units	Accumulated Other Comprehensive (Loss) Income
Balance at Dec. 31, 2018	$ 818	$ 792	$ 16	$ 7	$ 3
Balance, units at Dec. 31, 2018		123,700	1,380	590
Comprehensive (loss) income, net of tax	(6)	$ 22			(28)
Distribution of members' equity	(10)	(10)
Restricted share units vested, net of units withheld in lieu of taxes	(2)		$ (2)
Restricted share units vested, net of units withheld in lieu of taxes, units			410	615
Unit repurchases	(4)		$ (2)	$ (2)
Unit repurchases, units			(107)	(98)
Share-based compensation expense	9		$ 3	$ 6
Balance at Dec. 31, 2019	805	$ 804	$ 15	$ 11	(25)
Balance, units at Dec. 31, 2019		123,700	1,683	1,107
Comprehensive (loss) income, net of tax	(120)	$ (102)	$ (1)		(17)
Distribution of members' equity	(3)	(3)
Restricted share units vested, net of units withheld in lieu of taxes	(1)		$ (1)
Restricted share units vested, net of units withheld in lieu of taxes, units			172	717
Unit repurchases	(3)		$ (2)	$ (1)
Unit repurchases, units			(55)	(88)
Share-based compensation expense	5		$ 1	$ 4
Balance at Dec. 31, 2020	683	$ 699	$ 12	$ 14	(42)
Balance, units at Dec. 31, 2020		123,700	1,800	1,736
Comprehensive (loss) income, net of tax	6	$ (25)			31
Restricted share units vested, net of units withheld in lieu of taxes	(1)		$ (1)
Restricted share units vested, net of units withheld in lieu of taxes, units			92	441
Unit repurchases	(2)		$ (1)	$ (1)
Unit repurchases, units			(75)	(89)
Share-based compensation expense	5		$ 1	$ 4
Balance at Jun. 30, 2021	691	$ 674	$ 11	$ 17	(11)
Balance, units at Jun. 30, 2021		123,700	1,817	2,088
Comprehensive (loss) income, net of tax	(27)
Share-based compensation expense	$ 67
Balance at Dec. 31, 2021					$ (8)